Annual Total Returns [BarChart] - Target Retirement 2060 Fund - None or same as Fund Name	May 01, 2021
Bar Chart Table:
2014	2.91%
2015	(2.47%)
2016	8.80%
2017	19.51%
2018	(9.18%)
2019	20.09%